Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (261)	£ (213)	£ (232)
Interest, fees and other expenses paid	463	578	756
Amounts owed by related parties	4,057	4,022
Amounts owed to related parties	(13,537)	(13,865)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(164)	(119)	(130)
Interest, fees and other expenses paid	33	105	266
Amounts owed by related parties	816	1,557
Amounts owed to related parties	(1,150)	(2,151)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(6)	(7)	(7)
Interest, fees and other expenses paid	263	316	317
Amounts owed by related parties	7	8
Amounts owed to related parties	(10,935)	(10,121)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(57)	(58)	(66)
Interest, fees and other expenses paid	163	157	173
Amounts owed by related parties	159	223
Amounts owed to related parties	(534)	(559)
Associates & joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(34)	(29)	(29)
Interest, fees and other expenses paid	4	0	£ 0
Amounts owed by related parties	3,075	2,234
Amounts owed to related parties	£ (918)	£ (1,034)